Net income/(loss) per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Secoo Holding Limited	¥ (71,864)	$ (11,014)	¥ 155,052	¥ 151,833
Accretion to redeemable non-controlling interest redemption value	(500)	(77)	(629)
Net income/(loss) attributable to ordinary shareholders of Secoo Holding Limited	¥ (72,364)	$ (11,091)	¥ 154,423	¥ 151,833
Denominator:
Weighted average number of ordinary shares	30,629,608	30,629,608	25,122,199	25,235,404
Denominator for basic net income per share calculation	30,629,608	30,629,608	26,221,104	26,182,922
Adjustment for diluted stock options			1,098,905	947,518
Net income/(loss) per ordinary share
-Basic | (per share)	¥ (2.36)	$ (0.36)	¥ 6.15	¥ 6.02
-Diluted | (per share)	¥ (2.36)	$ (0.36)	¥ 5.89	¥ 5.80